united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	2/28

Date of reporting period:	8/31/26

Item 1. Reports to Stockholders.

(a)

Monarch Ambassador Income Index ETF

(MAMB) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Monarch Ambassador Income Index ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Ambassador Income Index ETF	$53	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$194,113,556
Number of Portfolio Holdings	10
Advisory Fee	$791,966
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
93.1%
Commodity
6.5%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Commodity	6.5%
Fixed Income	93.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares MBS ETF	18.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	16.1%
iShares 7-10 Year Treasury Bond ETF	13.6%
iShares Core U.S. Aggregate Bond ETF	12.4%
iShares 1-3 Year Treasury Bond ETF	11.2%
iShares Gold Trust	6.5%
iShares 20+ Year Treasury Bond ETF	6.2%
Invesco Taxable Municipal Bond ETF	6.2%
SPDR Bloomberg Convertible Securities ETF	6.2%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Monarch Ambassador Income Index ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-MAMB

Monarch Blue Chips Elite Index ETF

(MBCE) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Monarch Blue Chips Elite Index ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Blue Chips Elite Index ETF	$60	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$198,427,158
Number of Portfolio Holdings	13
Advisory Fee	$755,517
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.9%
Health Care
8.4%
Industrials
4.5%
Communications
4.1%
Other Assets in Excess of Liabilities
49.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	49.1%
Communications	4.1%
Industrials	4.5%
Health Care	8.4%
Technology	33.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Palantir Technologies, Inc., Class A	5.2%
Eli Lilly & Company	4.5%
NVIDIA Corporation	4.6%
GE Aerospace Company	4.5%
Applied Materials, Inc.	4.4%
Micron Technology, Inc.	4.3%
Lam Research Corporation	4.1%
Netflix, Inc.	4.1%
Advanced Micro Devices, Inc.	4.0%
Intuitive Surgical, Inc.	3.9%

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2026. For more complete information, you may review the Fund's prospectus dated June 29, 2026, which is available at https://www.monarchfunds.com/resources or upon request at 1-541-291-4405. Effective June 3, 2026, the Monarch Blue Chips Core Index ETF changed its name to the Monarch Blue Chips Elite Index ETF and its ticker symbol from MBCC to MBCE. Also, effective June 3, 2026, the Fund began tracking the Monarch Blue Chips Elite Index (previously, the Monarch Blue Chips Core Index) and changed its principal investment strategies accordingly.

Monarch Blue Chips Elite Index ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-MBCE

Monarch Dividend Plus Index ETF

(MDPL) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Monarch Dividend Plus Index ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Dividend Plus Index ETF	$66	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$64,804,523
Number of Portfolio Holdings	30
Advisory Fee	$255,524
Portfolio Turnover	43%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
35.8%
Financials
25.6%
Health Care
11.5%
Energy
7.1%
Industrials
6.6%
Consumer Staples
6.3%
Materials
3.7%
Communications
3.1%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Communications	3.1%
Materials	3.7%
Consumer Staples	6.3%
Industrials	6.6%
Energy	7.1%
Health Care	11.5%
Financials	25.6%
Technology	35.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cognizant Technology Solutions Corporation, Class A	4.3%
Marathon Petroleum Corporation	3.9%
Accenture PLC, Class A	3.9%
Hamilton Lane, Inc., Class A	3.8%
AngloGold Ashanti PLC	3.7%
Intuit, Inc.	3.6%
Genpact Ltd.	3.6%
H&R Block, Inc.	3.6%
Leidos Holdings, Inc.	3.6%
SS&C Technologies Holdings, Inc.	3.5%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Monarch Dividend Plus Index ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-MDPL

Monarch ProCap Index ETF

(MPRO) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Monarch ProCap Index ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch ProCap Index ETF	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$254,796,830
Number of Portfolio Holdings	9
Advisory Fee	$1,087,300
Portfolio Turnover	64%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Fixed Income	50.0%
Equity	50.0%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	50.0%
State Street Health Care Select Sector SPDR ETF	10.4%
State Street Communication Services Select Sector SPDR ETF	10.0%
State Street Technology Select Sector SPDR ETF	5.0%
State Street Consumer Staples Select Sector SPDR ETF	5.0%
State Street Financial Select Sector SPDR ETF	5.0%
State Street Consumer Discretionary Select Sector SPDR ETF	4.9%
State Street Real Estate Select Sector SPDR ETF	4.9%
State Street Industrial Select Sector SPDR ETF	4.8%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Monarch ProCap Index ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-MPRO

Monarch Select Subsector Index ETF

(MSSS) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Monarch Select Subsector Index ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Select Subsector Index ETF	$62	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$150,413,606
Number of Portfolio Holdings	10
Advisory Fee	$578,577
Portfolio Turnover	114%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	99.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
SPDR S&P Software & Services ETF	11.1%
iShares U.S. Medical Devices ETF	10.3%
iShares U.S. Healthcare Providers ETF	10.2%
SPDR S&P Pharmaceuticals ETF	10.1%
State Street Communication Services Select Sector SPDR ETF	10.1%
Invesco Leisure & Entertainment ETF	9.9%
Invesco KBW Property & Casualty ETF	9.8%
SPDR S&P Insurance ETF	9.8%
State Street SPDR S&P Semiconductor ETF	9.4%
SPDR S&P Aerospace & Defense ETF	9.2%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Monarch Select Subsector Index ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-MSSS

Monarch Volume Factor Dividend Tree Index ETF

(MVFD) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Monarch Volume Factor Dividend Tree Index ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Dividend Tree Index ETF	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$129,982,709
Number of Portfolio Holdings	40
Advisory Fee	$475,076
Portfolio Turnover	129%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
42.7%
Consumer Staples
9.8%
Consumer Discretionary
8.8%
Technology
8.3%
Materials
7.9%
Industrials
7.1%
Communications
6.1%
Health Care
4.8%
Financials
4.2%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Financials	4.2%
Health Care	4.8%
Communications	6.1%
Industrials	7.1%
Materials	7.9%
Technology	8.3%
Consumer Discretionary	8.8%
Consumer Staples	9.8%
Energy	42.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Occidental Petroleum Corporation	3.8%
Marathon Petroleum Corporation	3.2%
Patterson-UTI Energy, Inc.	3.2%
SLB Ltd.	3.1%
APA Corporation	3.1%
Hewlett Packard Enterprise Company	3.0%
SM Energy Company	3.0%
Kinetik Holdings, Inc.	3.0%
Permian Resources Corporation, Class A	3.0%
J.M. Smucker Company (The)	2.8%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Monarch Volume Factor Dividend Tree Index ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-MVFD

Monarch Volume Factor Global Unconstrained Index ETF

(MVFG) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Monarch Volume Factor Global Unconstrained Index ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Global Unconstrained Index ETF	$60	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$184,714,647
Number of Portfolio Holdings	24
Advisory Fee	$692,428
Portfolio Turnover	134%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
99.9%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	99.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Xtrackers MSCI Emerging Markets Select ETF	5.6%
ALPS Sector Dividend Dogs ETF	4.7%
BNY Mellon US Mid Cap Core Equity ETF	4.6%
Xtrackers Russell US Multifactor ETF	4.5%
VictoryShares Dividend Accelerator ETF	4.4%
ALPS International Sector Dividend Dogs ETF	4.2%
JPMorgan Diversified Return International Equity ETF	4.1%
SPDR S&P Global Dividend ETF	4.1%
iShares Russell Top 200 Value ETF	4.1%
Invesco S&P 500 Pure Value ETF	4.1%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

Monarch Volume Factor Global Unconstrained Index ETF

Semi-Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083126-MVFG

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Monarch Ambassador Income Index ETF
MAMB

Monarch Blue Chips Elite Index ETF
(formerly, “Monarch Blue Chips Core Index ETF”)
MBCE

Monarch Dividend Plus Index ETF
MDPL

Monarch ProCap Index ETF
MPRO

Monarch Select Subsector Index ETF
MSSS

Monarch Volume Factor Dividend Tree Index ETF
MVFD

Monarch Volume Factor Global Unconstrained Index ETF
MVFG

Semi-Annual Financial Statements
and Additional Information
August 31, 2026

MONARCH AMBASSADOR INCOME INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	COMMODITY - 6.5%
150,936	iShares Gold Trust(a)	$12,634,853

	FIXED INCOME - 93.1%
456,467	Invesco Taxable Municipal Bond ETF	12,000,517
265,276	iShares 1-3 Year Treasury Bond ETF	21,723,452
146,090	iShares 20+ Year Treasury Bond ETF	12,055,347
285,333	iShares 7-10 Year Treasury Bond ETF	26,461,782
247,465	iShares Core U.S. Aggregate Bond ETF	24,105,566
294,695	iShares iBoxx $ Investment Grade Corporate Bond ETF	31,299,556
388,839	iShares MBS ETF	36,200,910
117,179	SPDR Bloomberg Convertible Securities ETF	11,974,522
161,436	SPDR Portfolio Short Term Corporate Bond ETF	4,830,165
		180,651,817

	TOTAL EXCHANGE-TRADED FUNDS (Cost $194,190,071)	193,286,670

	TOTAL INVESTMENTS - 99.6% (Cost $194,190,071)	$193,286,670
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	826,886
	NET ASSETS - 100.0%	$194,113,556

ETF	- Exchange-Traded Fund

MBS	- Mortgage-Backed Security

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

MONARCH BLUE CHIPS ELITE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 50.9%
	AEROSPACE & DEFENSE - 4.5%
26,703	GE Aerospace Company	$8,964,464

	BIOTECH & PHARMA - 4.5%
7,819	Eli Lilly & Company	9,044,472

	INTERNET MEDIA & SERVICES - 4.1%
100,501	Netflix, Inc.(a)	8,145,606

	MEDICAL EQUIPMENT & DEVICES - 3.9%
20,338	Intuitive Surgical, Inc.(a)	7,664,578

	SEMICONDUCTORS - 28.7%
16,734	Advanced Micro Devices, Inc.(a)	7,877,028
19,200	Applied Materials, Inc.	8,801,088
19,350	Broadcom, Inc.	7,166,079
27,166	Lam Research Corporation	8,190,277
8,895	Micron Technology, Inc.	8,527,903
40,953	NVIDIA Corporation	9,041,604
28,270	Texas Instruments, Inc.	7,375,926
		56,979,905
	SOFTWARE - 5.2%
55,236	Palantir Technologies, Inc., Class A(a)	10,294,886

	TOTAL COMMON STOCKS (Cost $93,674,963)	101,093,911

	TOTAL INVESTMENTS - 50.9% (Cost $93,674,963)	$101,093,911
	OTHER ASSETS IN EXCESS OF LIABILITIES - 49.1%	97,333,247
	NET ASSETS - 100.0%	$198,427,158

(a)	Non-income producing security.

See accompanying notes to financial statements.

Monarch Blue Chips Elite Index ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

TOTAL RETURN SWAPS
	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Received	Frequency	Currency	Rate Paid	Counterparty	Contracts	Date	Amount	Payments/Receipts	Depreciation
Monarch Blue Chips Elite Index*	Monthly	USD	OBFR01 + 0.95%	BNP Paribas	89,044	7/6/2027	$102,550,842	$—	$(4,647,131)

*	The underlying components of the index can be found at https://www.solactive.com/index/DE000SL0S5G9/

OBFR - Overnight Bank Funding Rate

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ASSET MANAGEMENT - 16.4%
3,707	Ameriprise Financial, Inc.	$2,050,379
15,263	Apollo Global Management, Inc.	2,084,621
18,664	Charles Schwab Corporation (The)	2,049,680
22,684	Hamilton Lane, Inc., Class A	2,468,472
24,737	Stifel Financial Corporation	1,998,255
		10,651,407
	BIOTECH & PHARMA - 2.9%
24,191	Zoetis, Inc.	1,865,126

	CABLE & SATELLITE - 3.1%
76,053	Comcast Corporation, Class A	2,024,531

	COMMERCIAL SUPPORT SERVICES - 3.6%
45,189	H&R Block, Inc.	2,334,012

	FOOD - 6.3%
18,538	Ingredion, Inc.	1,917,941
39,419	Lamb Weston Holdings, Inc.	2,149,519
		4,067,460
	HEALTH CARE FACILITIES & SERVICES - 5.3%
6,300	Cigna Group (The)	1,739,303
4,338	Elevance Health, Inc.	1,702,839
		3,442,142
	INSURANCE - 9.2%
25,848	Brown & Brown, Inc.	1,865,450
10,137	Marsh & McLennan Companies, Inc.	1,924,003
6,322	Willis Towers Watson PLC	2,140,313
		5,929,766
	MACHINERY - 3.0%
12,684	Oshkosh Corporation	1,954,731

	MEDICAL EQUIPMENT & DEVICES - 3.3%
11,452	Becton Dickinson & Company	2,154,236

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	METALS & MINING - 3.7%
21,384	AngloGold Ashanti PLC	$2,401,851

	OIL & GAS PRODUCERS - 7.1%
6,798	Marathon Petroleum Corporation	2,537,829
36,065	Matador Resources Company	2,092,131
		4,629,960
	SOFTWARE - 7.2%
6,575	Intuit, Inc.	2,362,398
27,620	SS&C Technologies Holdings, Inc.	2,291,631
		4,654,029
	TECHNOLOGY SERVICES - 28.6%
13,183	Accenture PLC, Class A	2,501,606
34,969	Amdocs Ltd.	2,205,145
28,985	Booz Allen Hamilton Holding Corporation	2,192,715
43,091	Cognizant Technology Solutions Corporation, Class A	2,782,817
7,241	FactSet Research Systems, Inc.	2,270,416
62,176	Genpact Ltd.	2,361,444
49,701	KBR, Inc.	1,863,788
16,625	Leidos Holdings, Inc.	2,330,991
		18,508,922

	TOTAL COMMON STOCKS (Cost $58,751,332)	64,618,173

	TOTAL INVESTMENTS - 99.7% (Cost $58,751,332)	$64,618,173
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	186,350
	NET ASSETS - 100.0%	$64,804,523

Inc.	- Incorporated

Ltd.	- Limited

PLC	- Public Limited Company

See accompanying notes to financial statements.

MONARCH PROCAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 50.0%
229,161	State Street Communication Services Select Sector SPDR ETF	$25,542,284
107,867	State Street Consumer Discretionary Select Sector SPDR ETF	12,576,214
149,678	State Street Consumer Staples Select Sector SPDR ETF	12,719,636
220,360	State Street Financial Select Sector SPDR ETF	12,716,976
154,929	State Street Health Care Select Sector SPDR ETF	26,421,591
68,950	State Street Industrial Select Sector SPDR ETF	12,075,214
284,288	State Street Real Estate Select Sector SPDR ETF	12,539,944
68,739	State Street Technology Select Sector SPDR ETF	12,819,824
		127,411,683
	FIXED INCOME - 50.0%
1,307,496	iShares Core U.S. Aggregate Bond ETF	127,363,185

	TOTAL EXCHANGE-TRADED FUNDS (Cost $254,880,081)	254,774,868

	TOTAL INVESTMENTS - 100.0% (Cost $254,880,081)	$254,774,868
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	21,962
	NET ASSETS - 100.0%	$254,796,830

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

MONARCH SELECT SUBSECTOR INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
111,034	Invesco KBW Property & Casualty ETF(a)	$14,732,957
228,180	Invesco Leisure & Entertainment ETF	14,916,127
271,309	iShares U.S. Healthcare Providers ETF	15,385,933
280,729	iShares U.S. Medical Devices ETF	15,431,673
53,689	SPDR S&P Aerospace & Defense ETF	13,772,302
233,154	SPDR S&P Insurance ETF	14,723,675
215,952	SPDR S&P Pharmaceuticals ETF	15,250,530
79,703	SPDR S&P Software & Services ETF(b)	16,726,472
136,621	State Street Communication Services Select Sector SPDR ETF	15,227,777
29,179	State Street SPDR S&P Semiconductor ETF	14,155,900
	TOTAL EXCHANGE-TRADED FUNDS (Cost $138,565,067)	150,323,346

	TOTAL INVESTMENTS - 99.9% (Cost $138,565,067)	$150,323,346
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	90,260
	NET ASSETS - 100.0%	$150,413,606

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Monarch Select Subsector Index ETF holds in excess of 5% of outstanding voting securities of this security.

(b)	Non-income producing security.

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7%
	BIOTECH & PHARMA - 2.5%
52,663	Royalty Pharma PLC, Class A	$3,234,035

	CABLE & SATELLITE - 2.2%
99,768	Sirius XM Holdings, Inc.	2,810,465

	CHEMICALS - 7.9%
38,916	Cabot Corporation	3,218,742
27,307	CF Industries Holdings, Inc.	3,550,729
3,884	NewMarket Corporation	3,486,667
		10,256,138
	COMMERCIAL SUPPORT SERVICES - 2.3%
64,338	ABM Industries, Inc.	3,000,081

	FOOD - 2.8%
27,743	J.M. Smucker Company (The)	3,638,772

	HEALTH CARE FACILITIES & SERVICES - 2.3%
14,095	National HealthCare Corporation	3,051,990

	HOUSEHOLD PRODUCTS - 7.0%
34,332	Church & Dwight Company, Inc.	3,425,647
30,307	Colgate-Palmolive Company	2,722,175
24,775	Interparfums, Inc.	2,909,328
		9,057,150
	INSURANCE - 4.2%
11,134	Allstate Corporation (The)	2,870,345
15,019	Globe Life, Inc.	2,593,331
		5,463,676
	LEISURE PRODUCTS - 2.1%
27,059	LCI Industries	2,722,947

	MACHINERY - 2.3%
123,363	Mueller Water Products, Inc., Class A	2,977,983

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OIL & GAS PRODUCERS - 32.4%
93,678	APA Corporation	$4,042,206
62,716	California Resources Corporation	3,325,829
61,103	EQT Corporation	3,310,561
71,923	Kinetik Holdings, Inc.	3,943,538
132,425	Magnolia Oil & Gas Corporation, Class A	3,555,611
11,193	Marathon Petroleum Corporation	4,178,571
82,707	Occidental Petroleum Corporation	4,977,306
54,224	Ovintiv, Inc.	3,559,806
167,225	Permian Resources Corporation, Class A	3,894,670
79,208	Range Resources Corporation	3,272,875
106,073	SM Energy Company	3,943,794
		42,004,767
	OIL & GAS SERVICES & EQUIPMENT - 10.4%
79,394	Archrock, Inc.	2,502,499
210,352	Atlas Energy Solutions, Inc.	2,755,611
330,311	Patterson-UTI Energy, Inc.	4,175,131
67,428	SLB Ltd.	4,052,423
		13,485,664
	PUBLISHING & BROADCASTING - 1.4%
229,515	Entravision Communications Corporation, Class A	1,833,825

	RETAIL - DISCRETIONARY - 4.6%
13,690	Ferguson Enterprises, Inc.	3,073,543
12,930	Ross Stores, Inc.	2,955,022
		6,028,565
	SEMICONDUCTORS - 1.8%
28,692	Kulicke & Soffa Industries, Inc.	2,297,082

	TECHNOLOGY HARDWARE - 6.4%
82,504	A10 Networks, Inc.	2,094,777
34,041	Benchmark Electronics, Inc.	2,392,401
75,594	Hewlett Packard Enterprise Company	3,949,031
		8,436,209

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TELECOMMUNICATIONS - 2.5%
65,196	Verizon Communications, Inc.	$3,261,103

	TRANSPORTATION & LOGISTICS - 2.5%
14,636	Matson, Inc.	3,290,319

	WHOLESALE - DISCRETIONARY - 2.1%
107,274	LKQ Corporation	2,692,577

	TOTAL COMMON STOCKS (Cost $123,398,886)	129,543,348

	TOTAL INVESTMENTS - 99.7% (Cost $123,398,886)	$129,543,348
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	439,361
	NET ASSETS - 100.0%	$129,982,709

Inc.	- Incorporated

Ltd.	- Limited

PLC	- Public Limited Company

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR GLOBAL UNCONSTRAINED INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
174,943	ALPS International Sector Dividend Dogs ETF	$7,763,271
118,350	ALPS Sector Dividend Dogs ETF	8,633,632
152,219	BNY Mellon US Large Cap Core Equity ETF	7,464,820
208,200	BNY Mellon US Mid Cap Core Equity ETF	8,448,465
62,120	Global X Russell 2000 ETF	7,142,558
109,063	Hartford Multifactor US Equity ETF	7,378,112
62,685	Invesco S&P 500 Pure Value ETF	7,579,870
89,625	Invesco Raymond James SB-1 Equity ETF(a)	7,418,494
132,241	iShares ESG Aware MSCI USA Small-Cap ETF	7,256,064
67,523	iShares Russell Top 200 Value ETF	7,603,090
41,256	iShares S&P Small-Cap 600 Growth ETF	6,999,080
53,552	iShares S&P Small-Cap 600 Value ETF	7,316,274
99,323	JPMorgan Diversified Return International Equity ETF	7,661,707
144,757	Nuveen ESG Small-Cap ETF	7,416,726
65,987	ProShares S&P 500 EX-Technology ETF	7,334,561
67,132	SPDR S&P 600 Small Cap Value ETF	7,317,388
46,605	SPDR S&P Dividend ETF	7,281,565
90,081	SPDR S&P Global Dividend ETF	7,648,634
156,897	State Street SPDR S&P International Dividend ETF	7,516,935
48,081	Vanguard S&P Small-Cap 600 Growth ETF	7,011,171
137,700	Victoryshares Dividend Accelerator ETF	8,210,197
110,151	VictoryShares US Small Cap High Div Volatility Wtd ETF	7,297,680
227,193	Xtrackers MSCI Emerging Markets Select ETF	10,409,301
124,582	Xtrackers Russell US Multifactor ETF	8,345,923
	TOTAL EXCHANGE-TRADED FUNDS (Cost $178,764,206)	184,455,518

	TOTAL INVESTMENTS - 99.9% (Cost $178,764,206)	$184,455,518
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	259,129
	NET ASSETS - 100.0%	$184,714,647

ESG	- Environmental, Social & Governance

ETF	- Exchange - Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Monarch Volume Factor Global Unconstrained Index ETF holds in excess of 5% of outstanding voting securities of this security

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2026

	Monarch Ambassador Income Index ETF	Monarch Blue Chips Elite Index ETF	Monarch Dividend Plus Index ETF	Monarch ProCap Index ETF	Monarch Select Subsector Index ETF	Monarch Volume Factor Dividend Tree Index ETF	Monarch Volume Factor Global Unconstrained Index ETF
ASSETS
Investment securities:
Unaffiliated companies, At cost	$194,190,071	$93,674,963	$58,751,332	$254,880,081	$123,558,996	$123,398,886	$172,066,360
Affiliated companies, At cost	—	—	—	—	15,006,071	—	6,697,846
Investments, At cost	$194,190,071	$93,674,963	$58,751,332	$254,880,081	$138,565,067	$123,398,886	$178,764,206
Unaffiliated companies, At value	$193,286,670	$101,093,911	$64,618,173	$254,774,868	$135,590,389	$129,543,348	$177,037,024
Affiliated companies, At value	—	—	—	—	14,732,957	—	7,418,494
Investments, At value	$193,286,670	$101,093,911	$64,618,173	$254,774,868	$150,323,346	$129,543,348	$184,455,518
Cash	1,013,065	86,842,237	202,010	257,989	255,812	363,059	430,424
Cash held as collateral for total return swaps	—	15,270,000	—	—	—	—	—
Dividends and interest receivable	—	23,575	76,347	—	—	212,667	—
Receivable for investments sold	594,291	—	—	—	—	—	—
Prepaid expenses	—	4,537	230	—	—	—	—
TOTAL ASSETS	194,894,026	203,234,260	64,896,760	255,032,857	150,579,158	130,119,074	184,885,942

LIABILITIES
Investment advisory fees payable	140,597	143,878	45,476	186,087	107,884	91,495	133,229
Payable for Fund shares repurchased	597,273	—	—	—	—	—	—
Payable to related parties	20,120	15,059	13,487	26,469	21,525	13,224	12,253
Unrealized depreciation on total return swaps	—	4,647,131	—	—	—	—	—
Accrued expenses and other liabilities	22,480	1,034	33,274	23,471	36,143	31,646	25,813
TOTAL LIABILITIES	780,470	4,807,102	92,237	236,027	165,552	136,365	171,295
NET ASSETS	$194,113,556	$198,427,158	$64,804,523	$254,796,830	$150,413,606	$129,982,709	$184,714,647

Net Assets Consist Of:
Paid in capital	$199,927,289	$207,010,264	$61,834,511	$257,141,666	$130,955,915	$134,132,213	$182,994,628
Accumulated earnings (deficit)	(5,813,733)	(8,583,106)	2,970,012	(2,344,836)	19,457,691	(4,149,504)	1,720,019
NET ASSETS	$194,113,556	$198,427,158	$64,804,523	$254,796,830	$150,413,606	$129,982,709	$184,714,647

Net Asset Value Per Share:
Net Assets	$194,113,556	$198,427,158	$64,804,523	$254,796,830	$150,413,606	$129,982,709	$184,714,647
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,125,000	5,250,000	2,100,000	7,850,000	4,180,000	4,120,000	5,250,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$23.89	$37.80	$30.86	$32.46	$35.98	$31.55	$35.18

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2026

	Monarch	Monarch	Monarch	Monarch	Monarch	Monarch Volume	Monarch Volume
	Ambassador	Blue Chips	Dividend	ProCap	Select Subsector	Factor Dividend	Factor Global Unconstrained
	Income Index ETF	Elite Index ETF	Plus Index ETF	Index ETF	Index ETF	Tree Index ETF	Index ETF
INVESTMENT INCOME
Dividends	$3,402,899	$657,980	$774,752	$3,551,327	$356,588	$1,591,526	$1,754,490
Dividends from affiliated companies	—	—	—	—	156,105	—	—
Interest	—	456,214	—	—	—	—	—
TOTAL INVESTMENT INCOME	3,402,899	1,114,194	774,752	3,551,327	512,693	1,591,526	1,754,490

EXPENSES
Investment advisory fees	791,966	755,517	255,524	1,087,300	578,577	475,076	692,428
Administrative services	50,817	48,888	22,418	66,453	39,520	34,041	45,548
Custodian fees	14,312	23,705	12,492	17,337	17,288	16,794	16,968
Professional fees	11,040	10,561	7,563	14,090	10,081	8,042	9,958
Audit fees	9,063	9,062	9,062	9,062	9,062	9,063	9,062
Legal fees	8,571	8,571	8,570	8,571	8,572	8,571	8,571
Accounting services fees	8,250	8,250	8,250	8,250	8,250	8,250	8,250
Trustees’ fees and expenses	8,042	8,042	8,042	8,042	8,042	8,042	8,042
Transfer agent fees	6,290	6,265	6,290	6,289	6,290	6,265	6,265
Printing and postage expenses	5,017	5,017	5,017	5,017	5,017	5,017	5,017
Insurance expense	1,503	1,506	1,203	2,188	1,401	1,300	1,399
Other expenses	7,525	7,765	7,765	7,765	11,599	9,202	9,202
TOTAL EXPENSES	922,396	893,149	352,196	1,240,364	703,699	589,663	820,710

NET INVESTMENT INCOME (LOSS)	2,480,503	221,045	422,556	2,310,963	(191,006)	1,001,863	933,780

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions, unaffiliated companies	2,349,079	6,520,538	4,319,228	7,822,735	9,841,849	3,027,931	6,705,359
In-kind redemptions, affiliated companies	—	—	—	—	1,857,298	—	10,025
Investments, unaffiliated companies	(1,824,219)	(7,588,221)	(2,517,181)	(913,430)	(1,946,124)	(850,219)	(4,171,758)
Investments, affiliated companies	—	—	—	—	(51,571)	—	(25,336)
Swap contracts	—	(733,412)	—	—	—	—	—
	524,860	(1,801,095)	1,802,047	6,909,305	9,701,452	2,177,712	2,518,290
Net change in unrealized appreciation (depreciation):
Investments, unaffiliated companies	(7,880,060)	9,729,977	6,282,668	(9,382,564)	6,946,801	1,012,686	(64,671)
Investments, affiliated companies	—	—	—	—	(1,231,861)	—	720,648
Swap contracts	—	(4,647,131)	—	—	—	—	—
	(7,880,060)	5,082,846	6,282,668	(9,382,564)	5,714,940	1,012,686	655,977

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(7,355,200)	3,281,751	8,084,715	(2,473,259)	15,416,392	3,190,398	3,174,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,874,697)	$3,502,796	$8,507,271	$(162,296)	$15,225,386	$4,192,261	$4,108,047

See accompanying notes to financial statements.

Monarch Ambassador Income Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	August 31, 2026	February 28, 2026
	(Unaudited)
FROM OPERATIONS
Net investment income	$2,480,503	$3,571,311
Net realized gain on investments	524,860	7,860,505
Net change in unrealized appreciation (depreciation) on investments	(7,880,060)	4,228,314
Net increase (decrease) in net assets resulting from operations	(4,874,697)	15,660,130

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,906,930)	(3,502,700)
Decrease in net assets resulting from distributions to shareholders	(1,906,930)	(3,502,700)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	46,913,149	87,784,392
Cost of shares redeemed	(19,166,468)	(50,814,731)
Net increase in net assets resulting from shares of beneficial interest	27,746,681	36,969,661

TOTAL INCREASE IN NET ASSETS	20,965,054	49,127,091

NET ASSETS
Beginning of Period	173,148,502	124,021,411
End of Period	$194,113,556	$173,148,502

SHARE ACTIVITY
Shares Sold	1,950,000	3,675,000
Shares Redeemed	(800,000)	(2,125,000)
Net increase in shares of beneficial interest outstanding	1,150,000	1,550,000

See accompanying notes to financial statements.

Monarch Blue Chips Elite Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	August 31, 2026	February 28, 2026
	(Unaudited)
FROM OPERATIONS
Net investment income	$221,045	$455,434
Net realized gain (loss) on investments and swap contracts	(1,801,095)	22,837,116
Net change in unrealized appreciation (depreciation) on investments and swap contracts	5,082,846	(17,442,662)
Net increase in net assets resulting from operations	3,502,796	5,849,888

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(181,030)	(341,210)
Net decrease in net assets resulting from distributions to shareholders	(181,030)	(341,210)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	58,921,594	254,574,757
Cost of shares redeemed	(16,359,233)	(236,052,846)
Net increase in net assets resulting from shares of beneficial interest	42,562,361	18,521,911

TOTAL INCREASE IN NET ASSETS	45,884,127	24,030,589

NET ASSETS
Beginning of Period	152,543,031	128,512,442
End of Period	$198,427,158	$152,543,031

SHARE ACTIVITY
Shares Sold	1,550,000	7,275,000
Shares Redeemed	(425,000)	(6,725,000)
Net increase in shares of beneficial interest outstanding	1,125,000	550,000

See accompanying notes to financial statements.

Monarch Dividend Plus Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	August 31, 2026	February 28, 2026
	(Unaudited)
FROM OPERATIONS
Net investment income	$422,556	$706,406
Net realized gain on investments	1,802,047	1,284,709
Net change in unrealized appreciation on investments	6,282,668	697,009
Net increase in net assets resulting from operations	8,507,271	2,688,124

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(373,030)	(797,065)
Net decrease in net assets resulting from distributions to shareholders	(373,030)	(797,065)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	17,577,302	23,039,691
Cost of shares redeemed	(19,724,922)	(22,307,760)
Net increase in net assets resulting from shares of beneficial interest	(2,147,620)	731,931

TOTAL INCREASE IN NET ASSETS	5,986,621	2,622,990

NET ASSETS
Beginning of Period	58,817,902	56,194,912
End of Period	$64,804,523	$58,817,902

SHARE ACTIVITY
Shares Sold	670,000	860,000
Shares Redeemed	(750,000)	(830,000)
Net increase (decrease) in shares of beneficial interest outstanding	(80,000)	30,000

See accompanying notes to financial statements.

Monarch ProCap Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	August 31, 2026	February 28, 2026
	(Unaudited)
FROM OPERATIONS
Net investment income	$2,310,963	$4,217,844
Net realized gain on investments	6,909,305	22,564,509
Net change in unrealized appreciation (depreciation) on investments	(9,382,564)	5,900,513
Net increase (decrease) in net assets resulting from operations	(162,296)	32,682,866

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,864,625)	(4,251,130)
Decrease in net assets resulting from distributions to shareholders	(1,864,625)	(4,251,130)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	61,199,381	267,125,464
Cost of shares redeemed	(54,868,353)	(227,629,621)
Net increase in net assets resulting from shares of beneficial interest	6,331,028	39,495,843

TOTAL INCREASE IN NET ASSETS	4,304,107	67,927,579

NET ASSETS
Beginning of Period	250,492,723	182,565,144
End of Period	$254,796,830	$250,492,723

SHARE ACTIVITY
Shares Sold	1,875,000	8,775,000
Shares Redeemed	(1,675,000)	(7,300,000)
Net increase in shares of beneficial interest outstanding	200,000	1,475,000

See accompanying notes to financial statements.

Monarch Select Subsector Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	August 31, 2026	February 28, 2026
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$(191,006)	$73,470
Net realized gain on investments	9,701,452	6,336,059
Net change in unrealized appreciation on investments	5,714,940	5,383,977
Net increase in net assets resulting from operations	15,225,386	11,793,506

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(208,403)	(229,424)
Net decrease in net assets resulting from distributions to shareholders	(208,403)	(229,424)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	84,534,608	116,023,671
Cost of shares redeemed	(74,251,898)	(109,995,251)
Net increase in net assets resulting from shares of beneficial interest	10,282,710	6,028,420

TOTAL INCREASE IN NET ASSETS	25,299,693	17,592,502

NET ASSETS
Beginning of Period	125,113,913	107,521,411
End of Period	$150,413,606	$125,113,913

SHARE ACTIVITY
Shares Sold	2,360,000	3,790,000
Shares Redeemed	(2,060,000)	(3,730,000)
Net increase in shares of beneficial interest outstanding	300,000	60,000

See accompanying notes to financial statements.

Monarch Volume Factor Dividend Tree Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	August 31, 2026	February 28, 2026
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,001,863	$1,095,279
Net realized gain on investments	2,177,712	9,926,494
Net change in unrealized appreciation on investments	1,012,686	2,265,269
Net increase in net assets resulting from operations	4,192,261	13,287,042

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(868,631)	(1,049,756)
Net decrease in net assets resulting from distributions to shareholders	(868,631)	(1,049,756)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	39,514,489	123,467,867
Cost of shares redeemed	(11,935,300)	(106,033,835)
Net increase in net assets resulting from shares of beneficial interest	27,579,189	17,434,032

TOTAL INCREASE IN NET ASSETS	30,902,819	29,671,318

NET ASSETS
Beginning of Period	99,079,890	69,408,572
End of Period	$129,982,709	$99,079,890

SHARE ACTIVITY
Shares Sold	1,310,000	4,490,000
Shares Redeemed	(400,000)	(3,850,000)
Net increase in shares of beneficial interest outstanding	910,000	640,000

See accompanying notes to financial statements.

Monarch Volume Factor Global Unconstrained Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	August 31, 2026	February 28, 2026
	(Unaudited)
FROM OPERATIONS
Net investment income	$933,780	$2,424,564
Net realized gain on investments	2,518,290	25,657,089
Distributions of realized gains from underlying investment companies	—	24,109
Net change in unrealized appreciation on investments	655,977	6,223,977
Net increase in net assets resulting from operations	4,108,047	34,329,739

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,322,360)	(2,172,972)
Net decrease in net assets resulting from distributions to shareholders	(1,322,360)	(2,172,972)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	129,980,523	229,869,500
Cost of shares redeemed	(96,027,744)	(197,832,139)
Net increase in net assets resulting from shares of beneficial interest	33,952,779	32,037,361

TOTAL INCREASE IN NET ASSETS	36,738,466	64,194,128

NET ASSETS
Beginning of Period	147,976,181	83,782,053
End of Period	$184,714,647	$147,976,181

SHARE ACTIVITY
Shares Sold	3,730,000	7,480,000
Shares Redeemed	(2,770,000)	(6,410,000)
Net increase in shares of beneficial interest outstanding	960,000	1,070,000

See accompanying notes to financial statements.

Monarch Ambassador Income Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	August 31, 2026		February 28, 2026	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$24.82		$22.86	$21.91		$21.80	$24.48	$25.00
Activity from investment operations:
Net investment income (2)	0.32		0.61	0.52		0.41	0.26	0.12
Net realized and unrealized gain (loss) on investments	(1.00)		1.94	0.90		0.09	(2.74)	(0.50)
Total from investment operations	(0.68)		2.55	1.42		0.50	(2.48)	(0.38)
Less distributions from:
Net investment income	(0.25)		(0.59)	(0.47)		(0.39)	(0.20)	(0.14)
Total distributions	(0.25)		(0.59)	(0.47)		(0.39)	(0.20)	(0.14)
Net asset value, end of year/period	$23.89		$24.82	$22.86		$21.91	$21.80	$24.48
Total return (3)	(2.73	)% (4)	11.34%	6.53%		2.28%	(10.14)%	(1.53	)% (4)
Net assets, at end of year/period (000s)	$194,114		$173,149	$124,021		$67,928	$42,508	$31,213
Ratio of gross expenses to average net assets before waiver/recapture (6)	1.06	% (5)	1.01%	1.07	% (9)	1.19%	1.32%	1.44	% (5)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.06	% (5)	1.01%	1.12	% (9)	1.25%	1.25%	1.25	% (5)
Ratio of net investment income to average net assets (6,7)	2.85	% (5)	2.58%	2.32%		1.86%	1.18%	0.51	% (5)
Portfolio Turnover Rate (8)	44	% (4)	46%	86%		133%	228%	123	% (4)

(1)	The Monarch Ambassador Income Index ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Blue Chips Elite Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	August 31, 2026		February 28, 2026	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$36.98		$35.95	$31.99		$23.88	$25.74	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.05		0.12	(0.04)		0.01	0.01	(0.09)
Net realized and unrealized gain (loss) on investments	0.81		1.01	4.00		8.13	(1.87)	0.83	(8)
Total from investment operations	0.86		1.13	3.96		8.14	(1.86)	0.74
Less distributions from:
Net investment income	(0.04)		(0.10)	(0.00	) (3)	(0.03)	—	—
Total distributions	(0.04)		(0.10)	(0.00)		(0.03)	—	—
Net asset value, end of year/period	$37.80		$36.98	$35.95		$31.99	$23.88	$25.74
Total return (4)	2.34	% (5)	3.14%	12.38%		34.13%	(7.23)%	2.96	% (5)
Net assets, at end of year/period (000s)	$198,427		$152,543	$128,512		$76,768	$34,619	$29,599
Ratio of gross expenses to average net assets before waiver/recapture	1.18	% (6)	1.01%	1.06	% (9)	1.21%	1.41%	1.46	% (6)
Ratio of net expenses to average net assets after waiver/recapture	1.18	% (6)	1.01%	1.14	% (9)	1.25%	1.25%	1.25	% (6)
Ratio of net investment income (loss) to average net assets	0.29	% (6)	0.35%	(0.12)%		0.04%	0.05%	(0.33	)% (6)
Portfolio Turnover Rate (7)	44	% (5)	73%	75%		86%	126%	39	% (5)

(1)	The Monarch Blue Chips Elite Index ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.01 per share.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Dividend Plus Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Period Ended
	August 31, 2026		February 28, 2026	February 28, 2025 (1)
	(Unaudited)
Net asset value, beginning of year/period	$26.98		$26.14	$25.17
Activity from investment operations:
Net investment income (2)	0.19		0.33	0.37
Net realized and unrealized gain on investments	3.85		0.89	0.86
Total from investment operations	4.04		1.22	1.23
Less distributions from:
Net investment income	(0.16)		(0.38)	(0.26)
Total distributions	(0.16)		(0.38)	(0.26)
Net asset value, end of year/period	$30.86		$26.98	$26.14
Total return (3)	15.14	% (4)	4.69%	4.91	% (4)
Net assets, at end of year/period (000s)	$64,805		$58,818	$56,195
Ratio of expenses to average net assets	1.22	% (5)	1.19%	1.24	% (5,7)
Ratio of net investment income to average net assets	1.47	% (5)	1.27%	1.43	% (5,7)
Portfolio Turnover Rate (6)	43	% (4)	89%	77	% (4)

(1)	The Monarch Dividend Plus Index ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch ProCap Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	August 31, 2026		February 28, 2026	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$32.74		$29.57	$27.33		$25.21	$26.80	$25.00
Activity from investment operations:
Net investment income (2)	0.29		0.57	0.47		0.39	0.32	0.17
Net realized and unrealized gain (loss) on investments	(0.33)		3.19	2.24		2.11	(1.64)	1.89
Total from investment operations	(0.04)		3.76	2.71		2.50	(1.32)	2.06
Less distributions from:
Net investment income	(0.24)		(0.59)	(0.47)		(0.38)	(0.27)	(0.22)
Net realized gains	—		—	—		—	—	(0.04)
Total distributions	(0.24)		(0.59)	(0.47)		(0.38)	(0.27)	(0.26)
Net asset value, end of year/period	$32.46		$32.74	$29.57		$27.33	$25.21	$26.80
Total return (3)	(0.12	)% (4)	12.91%	9.97%		10.01%	(4.93)%	8.26	% (4)
Net assets, at end of year/period (000s)	$254,797		$250,493	$182,565		$116,152	$99,573	$66,335
Ratio of expenses to average net assets (6)	1.01	% (5)	0.97%	1.01	% (9)	1.08%	1.06%	1.17	% (5)
Ratio of net investment income to average net assets (6,7)	1.88	% (5)	1.89%	1.61	% (9)	1.51%	1.26%	0.67	% (5)
Portfolio Turnover Rate (8)	64	% (4)	75%	118%		215%	396%	291	% (4)

(1)	The Monarch ProCap Index ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Select Subsector Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended		Period Ended
	August 31, 2026		February 28, 2026		February 28, 2025 (1)
	(Unaudited)
Net asset value, beginning of year/period	$32.25		$28.15		$25.01
Activity from investment operations:
Net investment income (loss) (2)	(0.05)		0.02		(0.02)
Net realized and unrealized gain on investments	3.83		4.14		3.27
Total from investment operations	3.78		4.16		3.25
Less distributions from:
Net investment income	(0.05)		(0.06)		(0.08)
Net realized gains	—		—		(0.03)
Total distributions	(0.05)		(0.06)		(0.11)
Net asset value, end of year/period	$35.98		$32.25		$28.15
Total return (3)	11.76	% (4)	14.80%		13.05	% (4)
Net assets, at end of year/period (000s)	$150,414		$125,114		$107,521
Ratio of expenses to average net assets (6)	1.17	% (5)	1.08	% (10)	1.08	% (5,9)
Ratio of net investment income (loss) to average net assets (6,7)	(0.32	)% (5)	0.07	% (10)	(0.08	)% (5,9)
Portfolio Turnover Rate (8)	114	% (4)	127%		172	% (4)

(1)	The Monarch Select Subsector Index ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

(10)	Includes custody overdraft expense. Excluding custody overdraft expense, the ratios would have been as follows:

Ratio of expenses to average net assets (6)	N/A	1.06%	N/A
Ratio of net investment income (loss) to average net assets (6,7)	N/A	0.09%	N/A

See accompanying notes to financial statements.

Monarch Volume Factor Dividend Tree Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Period Ended
	August 31, 2026		February 28, 2026	February 28, 2025 (1)
	(Unaudited)
Net asset value, beginning of year/period	$30.87		$27.01	$25.03
Activity from investment operations:
Net investment income (2)	0.27		0.39	0.39
Net realized and unrealized gain on investments	0.65		3.85	1.95
Total from investment operations	0.92		4.24	2.34
Less distributions from:
Net investment income	(0.24)		(0.38)	(0.36)
Total distributions	(0.24)		(0.38)	(0.36)
Net asset value, end of year/period	$31.55		$30.87	$27.01
Total return (3)	3.05	% (4)	15.90%	9.43	% (4)
Net assets, at end of year/period (000s)	$129,983		$99,080	$69,409
Ratio of expenses to average net assets	1.20	% (5)	1.10%	1.19	% (5,7)
Ratio of net investment income to average net assets	2.03	% (5)	1.44%	1.52	% (5,7)
Portfolio Turnover Rate (6)	129	% (4)	321%	264	% (4)

(1)	The Monarch Volume Factor Dividend Tree Index ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Volume Factor Global Unconstrained Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Period Ended
	August 31, 2026		February 28, 2026	February 28, 2025 (1)
	(Unaudited)
Net asset value, beginning of year/period	$34.49		$26.02	$25.03
Activity from investment operations:
Net investment income (2)	0.20		0.65	0.25
Net realized and unrealized gain on investments	0.77		8.41	1.17
Total from investment operations	0.97		9.06	1.42
Less distributions from:
Net investment income	(0.28)		(0.59)	(0.33)
Net realized gains	—		—	(0.10)
Total distributions	(0.28)		(0.59)	(0.43)
Net asset value, end of year/period	$35.18		$34.49	$26.02
Total return (3)	2.86	% (4)	35.26%	5.70	% (4)
Net assets, at end of year/period (000s)	$184,715		$147,976	$83,782
Ratio of expenses to average net assets (6)	1.17	% (5)	1.03%	1.14	% (5,9)
Ratio of net investment income to average net assets (6,7)	1.34	% (5)	2.19%	0.95	% (5,9)
Portfolio Turnover Rate (8)	134	% (4)	419%	367	% (4)

(1)	The Monarch Volume Factor Global Unconstrained Index ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2026

1. ORGANIZATION

The Monarch Ambassador Income Index ETF (“MAMB”), Monarch Blue Chips Elite Index ETF (“MBCE”) (formerly, Monarch Blue Chips Core Index ETF), Monarch Dividend Plus Index ETF (“MDPL”), Monarch ProCap Index ETF (“MPRO”), Monarch Select Subsector Index ETF (“MSSS”), Monarch Volume Factor Dividend Tree Index ETF (“MVFD”), and the Monarch Volume Factor Global Unconstrained Index ETF (“MVFG”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

MAMB - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Ambassador Income Index.

MBCE - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Blue Chips Elite Index.

MDPL - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Dividend Plus Index.

MPRO - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch ProCap Index.

MSSS - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Select Subsector Index.

MVFD - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Volume Factor Dividend Tree Index.

MVFG - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Volume Factor Global Unconstrained Index.

The investment objectives are non-fundamental. MAMB, MPRO, MSSS, and MVFG are “fund of funds”, in that they will generally invest in other investment companies. MAMB, MBCE and MPRO commenced operations on March 23, 2021. MDPL, MSSS, MVFD and MVFG commenced operations on March 6, 2024.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange, including exchange-traded funds, are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and the chief financial officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2026 for the Funds’ investments measured at value:

MAMB
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$193,286,670	$—	$—	$193,286,670
Total	$193,286,670	$—	$—	$193,286,670

MBCE
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$101,093,911	$—	$—	$101,093,911
Total	$101,093,911	$—	$—	$101,093,911
Liabilities *	Level 1	Level 2	Level 3	Total
Total Return Swap	$—	$(4,647,131)	$—	$(4,647,131)
Total	$—	$(4,647,131)	$—	$(4,647,131)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

MDPL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$64,618,173	$—	$—	$64,618,173
Total	$64,618,173	$—	$—	$64,618,173

MPRO
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$254,774,868	$—	$—	$254,774,868
Total	$254,774,868	$—	$—	$254,774,868

MSSS
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$150,323,346	$—	$—	$150,323,346
Total	$150,323,346	$—	$—	$150,323,346

MVFD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$129,543,348	$—	$—	$129,543,348
Total	$129,543,348	$—	$—	$129,543,348

MVFG
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$184,455,518	$—	$—	$184,455,518
Total	$184,455,518	$—	$—	$184,455,518

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds – A Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Fund’s performance.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 28, 2024 to February 28, 2026, or expected to be taken in the Funds’ February 28, 2027 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the period ended August 31, 2026, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statements of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statements of Operations.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

3. DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Statements of Assets and Liabilities as of August 31, 2026.

MBCE

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized depreciation on total return swaps	$(4,647,131)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

The following is a summary of the effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2026.

MBCE

Contract type/	Realized Loss	Change in Unrealized Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(733,412)	$(4,647,131)

The notional value of the derivative instruments outstanding as of August 31, 2026 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

During the six months ended August 31, 2026, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at August 31, 2026 for the Funds.

MBCE

				Net Amounts	Financial	Cash		Net
		Gross Amounts of	Gross Amounts of	Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets	Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Unrealized depreciation on total return swaps	BNP Paribas	$—	$(4,647,131) (1)	$(4,647,131)	$—	$4,647,131	(2)	$—

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

4. INVESTMENT TRANSACTIONS

For the six months ended August 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
MAMB	$99,847,748	$81,622,590
MBCE	$59,244,254	$119,974,044
MDPL	$30,297,167	$25,984,699
MPRO	$168,801,335	$162,768,881
MSSS	$162,228,503	$153,403,848
MVFD	$143,610,242	$143,540,570
MVFG	$216,425,922	$217,490,406

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

For the six months ended August 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
MAMB	$28,832,434	$19,234,622
MBCE	$30,242,229	$15,995,784
MDPL	$13,174,845	$19,469,211
MPRO	$55,399,326	$54,513,359
MSSS	$74,987,594	$73,822,595
MVFD	$39,123,233	$11,386,326
MVFG	$129,491,941	$94,742,096

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Kingsview Wealth Management LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Penserra Capital Management LLC, as the sub-adviser (the “Sub-Adviser”), to manage the assets of the Funds. The Sub-Adviser is paid by the Adviser, not the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of its average daily net assets. For the six months ended August 31, 2026, the Adviser earned investment advisory fees as follows:

Investment Advisory Fee
MAMB	$791,966
MBCE	$755,517
MDPL	$255,524
MPRO	$1,087,300
MSSS	$578,577
MVFD	$475,076
MVFG	$692,428

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2027, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.25% of average daily net assets for each Fund (the “Expense Limitation.”)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed the Expense Limitation in place at the time of waiver and at the time of reimbursement. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended August 31, 2026, the Adviser did not waive any advisory fees. As of August 31, 2026, there are no advisory fees waived available for recapture.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). This expense reimbursement arrangement may be terminated only by the Board on 60 days’ written notice to the Adviser.

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC, (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

5. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 shares for MAMB, MBCE and MPRO and 10,000 shares for MDPL, MSSS, MVFD and MVFG. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, each Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by a Fund.

The Transaction Fees for the Funds are listed in the table below:

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
MAMB	$225	2.00%
MBCE	$225	2.00%
MDPL	$225	2.00%
MPRO	$225	2.00%
MSSS	$225	2.00%
MVFD	$225	2.00%
MVFG	$225	2.00%

*	The maximum Transaction Fee is 2.00% as a percentage of the amount invested.

For the six months ended August 31, 2026, the fixed and variable fees were as follows:

Fund	Fixed Fees	Variable Fees
MAMB	$6,075	$—
MBCE	$7,200	$—
MDPL	$4,725	$—
MPRO	$4,725	$—
MSSS	$5,400	$—
MVFD	$8,550	$—
MVFG	$14,850	$—

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation (Depreciation)
MAMB	$195,235,945	$854,015	$(2,803,290)	$(1,949,275)
MBCE	93,703,344	13,977,485	(11,234,049)	2,743,436
MDPL	58,825,688	7,357,228	(1,564,743)	5,792,485
MPRO	256,070,779	1,617,820	(2,913,731)	(1,295,911)
MSSS	138,664,051	12,823,782	(1,164,487)	11,659,295
MVFD	123,411,050	11,095,018	(4,962,720)	6,132,298
MVFG	178,764,206	6,211,384	(520,072)	5,691,312

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the periods ended February 28, 2026 and February 28, 2025 was as follows:

For fiscal year or period ended	Ordinary	Long-Term	Return of
2/28/2026	Income	Capital Gains	Capital	Total
MAMB	$3,502,700	$—	$—	$3,502,700
MBCE	341,210	—	—	341,210
MDPL	797,065	—	—	797,065
MPRO	4,251,130	—	—	4,251,130
MSSS	229,424	—	—	229,424
MVFD	1,049,756	—	—	1,049,756
MVFG	2,172,972	—	—	2,172,972

For fiscal year or period ended	Ordinary	Long-Term	Return of
2/28/2025	Income	Capital Gains	Capital	Total
MAMB	$1,934,185	$—	$—	$1,934,185
MBCE	2,500	—	—	2,500
MDPL	397,575	—	—	397,575
MPRO	2,427,370	—	—	2,427,370
MSSS	378,275	—	—	378,275
MVFD	643,617	—	—	643,617
MVFG	913,700	—	—	913,700

As of February 28, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
MAMB	$256,224	$—	$(180,753)	$(5,038,362)	$—	$5,930,785	$967,894
MBCE	95,043	—	(2,638,968)	(7,021,537)	—	(2,339,410)	(11,904,872)
MDPL	62,308	—	(788,022)	(2,831,990)	—	(1,606,525)	(5,164,229)
MPRO	43,432	—	—	(9,564,342)	—	9,202,995	(317,915)
MSSS	—	—	(271,253)	(1,232,394)	—	5,944,355	4,440,708
MVFD	54,982	—	—	(12,647,728)	—	5,119,612	(7,473,134)
MVFG	444,509	—	(219,036)	(6,326,476)	—	5,035,335	(1,065,668)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized losses and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for grantor trusts and C-Corporation return of capital distributions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
MAMB	$—
MBCE	—
MDPL	—
MPRO	—
MSSS	217,899
MVFD	—
MVFG	219,036

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October Losses
MAMB	$180,753
MBCE	2,638,968
MDPL	788,022
MPRO	—
MSSS	53,354
MVFD	—
MVFG	—

At February 28, 2026, the Funds had non-expiring capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-			Capital Loss Carry
	Term	Long-Term	Total	Forwards Utilized
MAMB	$2,894,039	$2,144,323	$5,038,362	$—
MBCE	4,527,183	2,494,354	7,021,537	—
MDPL	2,280,980	551,010	2,831,990	—
MPRO	9,190,877	373,465	9,564,342	—
MSSS	728,846	503,548	1,232,394	—
MVFD	12,647,728	—	12,647,728	—
MVFG	6,326,476	—	6,326,476	—

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions and the book/tax basis treatment of non-deductible expenses, and distributions in excess resulted in reclassifications for the Funds for the year ended February 28, 2026 as follows:

	Paid	Accumulated
	In	Earnings
	Capital	(Deficit)
MAMB	$7,919,858	$(7,919,858)
MBCE	$28,419,457	$(28,419,457)
MDPL	$4,823,986	$(4,823,986)
MPRO	$22,049,672	$(22,049,672)
MSSS	$7,256,343	$(7,256,343)
MVFD	$19,464,209	$(19,464,209)
MVFG	$29,689,183	$(29,689,183)

8. FOREIGN TAX CREDIT (UNAUDITED)

The below Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended February 28, 2026 and February 28, 2025, were as follows:

For fiscal year ended
2/28/2026	Foreign Taxes Paid	Foreign Source Income
MVFG	$0.0299	$0.5052

For fiscal year ended
2/28/2025	Foreign Taxes Paid	Foreign Source Income
MVFG	$0.0114	$0.1080

9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

MPRO currently invests a significant portion of its assets in the iShares Core U.S. Aggregate Bond ETF (“iShares ETF”). MPRO may redeem its investment in the iShares ETF at any time if the Adviser determines that it is in the best interest of MPRO and its shareholders to do so. MPRO’s performance will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website at www.sec.gov and should be read in conjunction with MPRO’s financial statements. As of August 31, 2026, MPRO’s investment in iShares ETF represented 50.0% of MPRO’s net assets.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2026

10. INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates, if any, at August 31, 2026 are noted in the Funds’ Schedules of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

MSSS

	Value -				Net Change in		Dividends	Shares -
	Beginning of		Sales	Realized	Unrealized Appreciation/	Value -End	Credited	End of
Description	Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	to Income	Period
Invesco KBW Property & Casualty ETF	$12,815,412	$24,429,265	$(23,085,586)	$1,805,727	$(1,231,861)	$14,732,957	$156,105	111,034

MVFG

	Value -				Net Change in		Dividends	Shares -
	Beginning of		Sales	Realized	Unrealized Appreciation/	Value -End	Credited	End of
Description	Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	to Income	Period
Invesco Raymond James SB-1 Equity ETF	$—	$10,955,714	$(4,242,557)	$(15,311)	$720,648	$7,418,494	$—	89,625

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Monarch ETFs
ADDITIONAL INFORMATION (Unaudited)
August 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with Kingsview Wealth Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 22-23, 2026 (the “Meeting”), the Board discussed the renewal of an investment advisory agreement (the “Kingsview Advisory Agreement”) between Kingsview Wealth Management, LLC (“Kingsview”) and the Trust, with respect to the Monarch Ambassador Income Index ETF (“Monarch AI”), Monarch Blue Chips Elite Index ETF (“Monarch BCE”), Monarch Dividend Plus Index ETF (“Monarch DP”), Monarch ProCap Index ETF (“Monarch PC”), Monarch Select Subsector Index ETF (“Monarch SSE”), Monarch Volume Factor Dividend Tree Index ETF (“Monarch FDT”), Monarch Volume Factor Global Unconstrained Index ETF (“Monarch FGU”) (collectively, the “Monarch ETFs”). In considering the renewal of the Kingsview Advisory Agreement, the Board received materials specifically relating to the Kingsview Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Kingsview Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Kingsview Advisory Agreement, on behalf of Monarch ETFs, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Kingsview Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the Monarch ETFs, noting the experience and background of each. The Board discussed the services provided by Kingsview to the Monarch ETFs, which included portfolio management and index management services. The Board noted that Kingsview utilized services of a sub-adviser in its management of the Monarch ETFs. The Board concluded it could expect Kingsview to continue to provide satisfactory services to the Monarch ETFs and their shareholders.

Performance.

Monarch AI – The Board noted that Monarch AI maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch AI outperformed its Morningstar category and peer group medians for the 1-year period ended April 30, 2026. The Board further observed that Monarch AI underperformed its Morningstar category and peer group medians for the 3-year, 5-year and since inception period ended April 30, 2026. The Board noted that Monarch AI ranked in the first quartile of its peer group and Morningstar category with respect to its net returns for the 1-year period ended April 30, 2026. The Board concluded that Monarch AI’s tracking error was acceptable.

The Monarch ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

Monarch BCE – The Board noted that Monarch BCE maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch BCE underperformed its Morningstar category and peer group medians for the 1-year, 3-year, 5-year and since inception periods ended April 30, 2026. The Board further observed that Monarch BCE ranked in the first quartile in its peer group and Morningstar category for all periods with respect to its standard deviation. The Board concluded that Monarch BCE’s tracking error was acceptable.

Monarch DP – The Board noted that Monarch DP maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch DP underperformed its Morningstar category and peer group medians for the 1-year and since inception periods ended April 30, 2026. The Board noted that Monarch DP ranked in the second quartile of its peer group and Morningstar category with respect to its standard deviation for the same periods. The Board concluded that Monarch DP’s tracking error was acceptable.

Monarch PC – The Board noted that Monarch PC maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch PC underperformed the Morningstar category across the 1-year, 3-year, 5-year and since inception periods ended April 30, 2026. The Board further observed that Monarch PC underperformed the peer group median for the 1-year and 3- year period ended April 30, 2026, but it outperformed the peer group median for the 5-year and since inception periods ended April 30, 2026. The Board concluded that Monarch PC’s tracking error was acceptable.

Monarch SSE – The Board noted that Monarch SSE maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch SSE underperformed its peer group and Morningstar category medians for the 1-year and since inception periods ended April 30, 2026. The Board concluded that Monarch SSE’s tracking error was acceptable.

Monarch FDT – The Board noted that Monarch FDT maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch FDT outperformed its peer group and Morningstar category medians for the 1-year and since inception periods ended April 30, 2026. The Board further observed that Monarch FDT ranked in the second quartile of its peer group and first quartile of its Morningstar category in terms of its net returns. The Board concluded that Monarch FDT’s tracking error was acceptable.

Monarch FGU – The Board noted that Monarch FGU maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch FGU outperformed its Morningstar category and peer group medians for the 1-year and since inception period ended April 30, 2026. The Board further observed that Monarch FGU ranked in the first quartile of its peer group and Morningstar category with respect to net returns for the same periods. The Board concluded that Monarch FGU’s tracking error was acceptable.

Fees and Expenses.

Monarch AI – The Board observed that the advisory fee of 0.85% and net expense ratio of 1.03% for Monarch AI were above the Morningstar category and peer group medians and averages. The Board further observed that the advisory fee was lower than the peer group and Morningstar category highs of 1.00% and 1.50%, respectively. The Board noted that the net expense ratio was lower than the peer group and Morningstar category highs of 1.65% and 1.82%, respectively. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board concluded that the advisory fee for Monarch AI was not unreasonable.

The Monarch ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

Monarch BCE – The Board observed that the advisory fee of 0.85% and net expense ratio of 1.03% for Monarch BCE were above the Morningstar category and peer group medians and averages. The Board noted that the advisory fee and net expense ratio for Monarch BCE was lower than the highs of its Morningstar category, which was 1.25% each. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board concluded that the advisory fee for Monarch BCE was not unreasonable.

Monarch DP – The Board reviewed that the advisory fee and net expense ratio of 0.85% and 1.20%, respectively, for Monarch DP were higher than the peer group and Morningstar category averages and medians. The Board observed that the net expense ratio was equal to the Morningstar category high, and the advisory fee was lower than the Morningstar category high of 0.99%. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board concluded that the advisory fee for Monarch DP was not unreasonable.

Monarch PC – The Board observed that the advisory fee and net expense ratio of 0.85% and 0.98%, respectively, for Monarch PC were higher than the peer group and Morningstar category averages and medians. The Board noted that the advisory fee of Monarch PC was equal to the peer group high and lower than the Morningstar category high of 1.00%. The Board further noted that the net expense ratio of Monarch PC was lower than the peer group and Morningstar category high of 1.41% each. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board concluded that the advisory fee for Monarch PC was not unreasonable.

Monarch SSE – The Board noted that the advisory fee of 0.85% for Monarch SSE was higher than the peer group and Morningstar category averages and medians but lower than the Morningstar category high of 0.99%. The Board observed that the net expense ratio of 1.08% for Monarch SSE was higher than its peer group and Morningstar category averages and medians but lower than the highs of each, which was 1.49%. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board concluded that the advisory fee for Monarch SSE was not unreasonable.

Monarch FDT – The Board observed that the advisory fee of 0.85% for Monarch FDT was higher than the Morningstar category median of 0.78% and average of 0.83%, equal to the peer group median and lower than the peer group average. The Board further observed that the net expense ratio of 1.11% for Monarch FDT was higher than the peer group median of 1.10%, equal to the Morningstar category median and lower than the Morningstar category and peer group averages. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board concluded that the advisory fee for Monarch FDT was not unreasonable.

Monarch FGU – The Board noted that the advisory fee of 0.85% for Monarch FGU was higher than its peer group and Morningstar category averages and medians but lower than the Morningstar category high of 1.00% and equal to the peer group high. The Board further noted that the net expense ratio of 1.05% for Monarch FGU was higher than its peer group and Morningstar category averages and medians but lower than the highs of 1.41% each. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board concluded that the advisory fee for Monarch FGU was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Kingsview for each of the Monarch ETFs and observed that Kingsview was earning a modest profit from each of the Monarch ETFs. The Board determined that excessive profitability was not an issue for Kingsview with respect to the Monarch ETFs at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Monarch ETFs. The Board noted that there were no perceived economies of scale at this time, but Kingsview indicated a willingness to revisit the topic at higher asset levels.

The Monarch ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

Conclusion. Having requested such information from Kingsview as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreements, and with the advice of independent counsel, the Board determined that renewal of the advisory agreements between Kingsview and the Trust, on behalf of the Monarch ETFs, was in the best interests of the Monarch ETFs and their shareholders.

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Renewal of Investment Sub-Advisory Agreement between Kingsview Wealth Management, LLC and Penserra Capital Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 22-23, 2026 (the “Meeting”), the Board discussed the renewal of an investment sub-advisory agreement (“Penserra Sub-Advisory Agreement”) between Kingsview Wealth Management, LLC (“Kingsview”) and Penserra Capital Management, LLC (“Penserra”) with respect to the Monarch Ambassador Income Index ETF (“Monarch AI”), Monarch Blue Chips Elite Index ETF (“Monarch BCE”), Monarch Dividend Plus Index ETF (“Monarch DP”), Monarch ProCap Index ETF (“Monarch PC”), Monarch Select Subsector Index ETF (“Monarch SSE”), Monarch Volume Factor Dividend Tree Index ETF (“Monarch FDT”), Monarch Volume Factor Global Unconstrained Index ETF (“Monarch FGU”) (collectively, the “Monarch ETFs”). In considering the renewal of the Penserra Sub-Advisory Agreement, the Board received materials specifically relating to the Penserra Sub-Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Penserra Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Penserra Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Penserra Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the Monarch ETFs, noting the experience and background of each. The Board discussed the services provided by Penserra to the Monarch ETFs, which included trading sub-advisory services. The Board concluded it could expect Penserra to continue to provide satisfactory services to the Monarch ETFs and their shareholders.

Performance.

Monarch AI – The Board noted that Monarch AI maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch AI outperformed its Morningstar category and peer group medians for the 1-year period ended April 30, 2026. The Board further observed that Monarch AI underperformed its Morningstar category and peer group medians for the 3-year, 5-year and since inception period ended April 30, 2026. The Board noted that Monarch AI ranked in the first quartile of its peer group and Morningstar category with respect to its net returns for the 1-year period ended April 30, 2026. The Board concluded that Monarch AI’s tracking error was acceptable.

Monarch BCE – The Board noted that Monarch BCE maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch BCE underperformed its Morningstar category and peer group medians for the 1-year, 3-year, 5-year and since inception periods ended April 30, 2026. The Board further observed that Monarch BCE ranked in the first quartile in its peer group and Morningstar

The Monarch ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

category for all periods with respect to its standard deviation. The Board concluded that Monarch BCE’s tracking error was acceptable.

Monarch DP – The Board noted that Monarch DP maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch DP underperformed its Morningstar category and peer group medians for the 1-year and since inception periods ended April 30, 2026. The Board noted that Monarch DP ranked in the second quartile of its peer group and Morningstar category with respect to its standard deviation for the same periods. The Board concluded that Monarch DP’s tracking error was acceptable.

Monarch PC – The Board noted that Monarch PC maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch PC underperformed the Morningstar category across the 1-year, 3-year, 5-year and since inception periods ended April 30, 2026. The Board further observed that Monarch PC underperformed the peer group median for the 1-year and 3- year period ended April 30, 2026, but it outperformed the peer group median for the 5-year and since inception periods ended April 30, 2026. The Board concluded that Monarch PC’s tracking error was acceptable.

Monarch SSE – The Board noted that Monarch SSE maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch SSE underperformed its peer group and Morningstar category medians for the 1-year and since inception periods ended April 30, 2026. The Board concluded that Monarch SSE’s tracking error was acceptable.

Monarch FDT – The Board noted that Monarch FDT maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch FDT outperformed its peer group and Morningstar category medians for the 1-year and since inception periods ended April 30, 2026. The Board further observed that Monarch FDT ranked in the second quartile of its peer group and first quartile of its Morningstar category in terms of its net returns. The Board concluded that Monarch FDT’s tracking error was acceptable.

Monarch FGU – The Board noted that Monarch FGU maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch FGU outperformed its Morningstar category and peer group medians for the 1-year and since inception period ended April 30, 2026. The Board further observed that Monarch FGU ranked in the first quartile of its peer group and Morningstar category with respect to net returns for the same periods. The Board concluded that Monarch FGU’s tracking error was acceptable.

Fees and Expenses. The Board remarked that the trading sub-advisory fee charged by Penserra for each of the Monarch ETFs incorporated a breakpoint schedule. The Board noted that the sub-advisory fee was on par with what Penserra charged to other clients. The Board determined that Penserra’s sub-advisory fee for each of the Monarch ETFs was not unreasonable.

Profitability. The Board observed the profitability analysis provided by Penserra for each of the Monarch ETFs. The Board noted that Penserra was operating each of Monarch AI, Monarch BCE, Monarch FGU, Monarch SSE, Monarch DP and Monarch FDT at a loss. The Board further noted that Penserra was earning a modest profit with respect to Monarch PC. The Board determined that excessive profitability was not an issue for Penserra with respect to the Monarch ETFs at this time.

Economies of Scale. The Board considered whether Penserra had realized economies of scale with respect to the sub-advisory services provided to the Monarch ETFs. The Board concluded that it was unlikely that Penserra was benefitting from any material economies of scale.

The Monarch ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

Conclusion. Having requested such information from Penserra as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreements, and with the advice of independent counsel, the Board determined that renewal of the sub-advisory agreements between Kingsview and Penserra, on behalf of the Monarch ETFs, was in the best interests of the Monarch ETFs and their shareholders.

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Approval of the Interim Advisory Agreement and Investment Advisory Agreement with Kingsview Wealth Management, LLC

In connection with the special meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on August 25, 2026 (the “Meeting”), the Board discussed the approval of an interim investment advisory agreement (the “Interim Advisory Agreement”) and a new investment advisory agreement (the “New Advisory Agreement”) between Kingsview Wealth Management, LLC (“Kingsview”) and the Trust, with respect to the Monarch Ambassador Income Index ETF (“Monarch AI”), Monarch Blue Chips Elite Index ETF (“Monarch BCE”), Monarch Dividend Plus Index ETF (“Monarch DP”), Monarch ProCap Index ETF (“Monarch PC”), Monarch Select Subsector Index ETF (“Monarch SSE”), Monarch Volume Factor Dividend Tree Index ETF (“Monarch FDT”), Monarch Volume Factor Global Unconstrained Index ETF (“Monarch FGU”) (collectively, the “Monarch ETFs”). In considering the approval of the Interim Advisory Agreement and New Advisory Agreement, the Board received materials specifically relating to the Interim Advisory Agreement and New Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Interim Advisory Agreement and New Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Interim Advisory Agreement and New Advisory Agreement, on behalf of Monarch ETFs, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Interim Advisory Agreement and New Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel who would continue servicing the Monarch ETFs, noting the experience and background of each. The Board discussed the services provided by Kingsview to the Monarch ETFs, which include portfolio management and index management services, noting that no changes with respect to the advisory services are expected as a result of the Transaction. The Board considered that the scope of services that Kingsview would provide under the New Advisory Agreement and Interim Advisory Agreement, was expected to be substantially similar to the scope of services provided under the Current Advisory Agreement, except to the extent such services were enhanced by the investment and resources provided by Windsor and its affiliates. For each Fund, the Board concluded that the nature, extent and quality of services proposed to be provided by Kingsview would likely benefit each Fund and its respective shareholders.

Performance.

Monarch AI – The Board noted that Monarch AI maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch AI outperformed its Morningstar category and peer group medians for the 1-year period ended April 30, 2026. The Board further observed that Monarch AI underperformed its Morningstar category and peer group medians for the 3-year, 5-year and since inception period ended April 30, 2026. The Board noted that Monarch AI ranked in the first quartile of its peer group and Morningstar category with respect to its net returns for the 1-year period ended April 30, 2026. The Board concluded that Monarch AI’s tracking error was acceptable.

The Monarch ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

Monarch BCE – The Board noted that Monarch BCE maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch BCE underperformed its Morningstar category and peer group medians for the 1-year, 3-year, 5-year and since inception periods ended April 30, 2026. The Board further observed that Monarch BCE ranked in the first quartile in its peer group and Morningstar category for all periods with respect to its standard deviation. The Board concluded that Monarch BCE’s tracking error was acceptable.

Monarch DP – The Board noted that Monarch DP maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch DP underperformed its Morningstar category and peer group medians for the 1-year and since inception periods ended April 30, 2026. The Board noted that Monarch DP ranked in the second quartile of its peer group and Morningstar category with respect to its standard deviation for the same periods. The Board concluded that Monarch DP’s tracking error was acceptable.

Monarch PC – The Board noted that Monarch PC maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch PC underperformed the Morningstar category across the 1-year, 3-year, 5-year and since inception periods ended April 30, 2026. The Board further observed that Monarch PC underperformed the peer group median for the 1-year and 3- year period ended April 30, 2026, but it outperformed the peer group median for the 5-year and since inception periods ended April 30, 2026. The Board concluded that Monarch PC’s tracking error was acceptable.

Monarch SSE – The Board noted that Monarch SSE maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch SSE underperformed its peer group and Morningstar category medians for the 1-year and since inception periods ended April 30, 2026. The Board concluded that Monarch SSE’s tracking error was acceptable.

Monarch FDT – The Board noted that Monarch FDT maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch FDT outperformed its peer group and Morningstar category medians for the 1-year and since inception periods ended April 30, 2026. The Board further observed that Monarch FDT ranked in the second quartile of its peer group and first quartile of its Morningstar category in terms of its net returns. The Board concluded that Monarch FDT’s tracking error was acceptable.

Monarch FGU – The Board noted that Monarch FGU maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch FGU outperformed its Morningstar category and peer group medians for the 1-year and since inception period ended April 30, 2026. The Board further observed that Monarch FGU ranked in the first quartile of its peer group and Morningstar category with respect to net returns for the same periods. The Board concluded that Monarch FGU’s tracking error was acceptable.

Fees and Expenses.

The Board noted Kingsview’s representation that the advisory fee charged to each Fund would not change following the closing of the Transaction. The Board therefore took into account comparative fee information from the Broadridge report based upon the current advisory fee charged under the Current Advisory Agreement.

Monarch AI – The Board observed that the advisory fee of 0.85% and net expense ratio of 1.03% for Monarch AI were above the Morningstar category and peer group medians and averages. The Board further observed that the advisory fee was lower than the peer group and Morningstar category highs of 1.00% and 1.50%, respectively. The

The Monarch ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

Board noted that the net expense ratio was lower than the peer group and Morningstar category highs of 1.65% and 1.82%, respectively. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board noted Kingsview’s representation that the advisory fee charged to Monarch AI would not change following the closing of the Transaction. The Board concluded that the advisory fee for Monarch AI was not unreasonable.

Monarch BCE – The Board observed that the advisory fee of 0.85% and net expense ratio of 1.03% for Monarch BCE were above the Morningstar category and peer group medians and averages. The Board noted that the advisory fee and net expense ratio for Monarch BCE was lower than the highs of its Morningstar category, which was 1.25% each. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board noted Kingsview’s representation that the advisory fee charged to Monarch BCE would not change following the closing of the Transaction. The Board concluded that the advisory fee for Monarch BCE was not unreasonable.

Monarch DP – The Board reviewed that the advisory fee and net expense ratio of 0.85% and 1.20%, respectively, for Monarch DP were higher than the peer group and Morningstar category averages and medians. The Board observed that the net expense ratio was equal to the Morningstar category high, and the advisory fee was lower than the Morningstar category high of 0.99%. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board noted Kingsview’s representation that the advisory fee charged to Monarch DP would not change following the closing of the Transaction. The Board concluded that the advisory fee for Monarch DP was not unreasonable.

Monarch PC – The Board observed that the advisory fee and net expense ratio of 0.85% and 0.98%, respectively, for Monarch PC were higher than the peer group and Morningstar category averages and medians. The Board noted that the advisory fee of Monarch PC was equal to the peer group high and lower than the Morningstar category high of 1.00%. The Board further noted that the net expense ratio of Monarch PC was lower than the peer group and Morningstar category high of 1.41% each. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board noted Kingsview’s representation that the advisory fee charged to Monarch PC would not change following the closing of the Transaction. The Board concluded that the advisory fee for Monarch PC was not unreasonable.

Monarch SSE – The Board noted that the advisory fee of 0.85% for Monarch SSE was higher than the peer group and Morningstar category averages and medians but lower than the Morningstar category high of 0.99%. The Board observed that the net expense ratio of 1.08% for Monarch SSE was higher than its peer group and Morningstar category averages and medians but lower than the highs of each, which was 1.49%. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board noted Kingsview’s representation that the advisory fee charged to Monarch SSE would not change following the closing of the Transaction. The Board concluded that the advisory fee for Monarch SSE was not unreasonable.

Monarch FDT – The Board observed that the advisory fee of 0.85% for Monarch FDT was higher than the Morningstar category median of 0.78% and average of 0.83%, equal to the peer group median and lower than the peer group average. The Board further observed that the net expense ratio of 1.11% for Monarch FDT was higher than the peer group median of 1.10%, equal to the Morningstar category median and lower than the Morningstar category and peer group averages. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board noted Kingsview’s representation that the advisory fee charged to Monarch FDT would not change following the closing of the Transaction. The Board concluded that the advisory fee for Monarch FDT was not unreasonable.

The Monarch ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

Monarch FGU – The Board noted that the advisory fee of 0.85% for Monarch FGU was higher than its peer group and Morningstar category averages and medians but lower than the Morningstar category high of 1.00% and equal to the peer group high. The Board further noted that the net expense ratio of 1.05% for Monarch FGU was higher than its peer group and Morningstar category averages and medians but lower than the highs of 1.41% each. The Board acknowledged Kingsview’s intent to renew the expense limitation agreement. The Board noted Kingsview’s representation that the advisory fee charged to Monarch FGU would not change following the closing of the Transaction. The Board concluded that the advisory fee for Monarch FGU was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Kingsview for each of the Monarch ETFs and observed that Kingsview was earning a modest profit from each of the Monarch ETFs. The Board acknowledged that, given the timing of the Transaction, it was premature to project with certainty the future profitability of Kingsview from managing each of the Monarch ETFs; however, Kingsview’s officers represented that the anticipated profitability from managing the Monarch ETFs is expected to remain consistent with current levels in the near term. The Board determined that excessive profitability was not an issue for Kingsview with respect to each of the Monarch ETFs at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Monarch ETFs. The Board noted that there were no perceived economies of scale at this time, but Kingsview indicated a willingness to revisit the topic at higher asset levels. The Board noted that potential economies of scale that may result from the Transaction would be considered further in future contract reviews as the relationship between Kingsview and Windsor matures and additional information becomes available.

Fall-Out Benefits. The Board considered whether Kingsview or any of its affiliates might receive “fall-out” benefits or other ancillary benefits as a result of their relationship with the Monarch ETFs, such as soft dollar arrangements, research services, or referrals to other Windsor businesses. The Board considered that Windsor was not affiliated with any of the Monarch ETFs’ other service providers, and therefore, would not benefit from those contractual relationships.

Conclusion. Having requested such information from Kingsview as the Board believed to be reasonably necessary to evaluate the terms of the Interim Advisory Agreement and New Advisory Agreement, and with the advice of independent counsel, the Board determined that approval of the Interim Advisory Agreement and New Advisory Agreement, between Kingsview and the Trust, on behalf of each of the Monarch ETFs, was in the best interests of each of the Monarch ETFs and its shareholders.

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Approval of Investment Sub-Advisory Agreement between Kingsview Wealth Management, LLC and Penserra Capital Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on August 25, 2026 (the “Meeting”), the Board discussed the approval of an interim investment sub-advisory agreement (“Interim Sub-Advisory Agreement”) and a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) between Kingsview Wealth Management, LLC (“Kingsview”) and Penserra Capital Management, LLC (“Penserra”) with respect to the Monarch Ambassador Income Index ETF (“Monarch AI”), Monarch Blue Chips Elite Index ETF (“Monarch BCE”), Monarch Dividend Plus Index ETF (“Monarch DP”), Monarch ProCap Index ETF (“Monarch PC”), Monarch Select Subsector Index ETF (“Monarch SSE”), Monarch Volume Factor Dividend Tree Index ETF (“Monarch FDT”), Monarch Volume Factor Global Unconstrained Index ETF (“Monarch FGU”) (collectively, the “Monarch ETFs”). In considering the approval of the Interim Sub-Advisory

The Monarch ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

Agreement and New Sub-Advisory Agreement, the Board received materials specifically relating to the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel who would continue servicing the Monarch ETFs, noting the experience and background of each. The Board discussed the services provided by Penserra to the Monarch ETFs, which included trading sub-advisory services, noting that no changes are expected as a result of the Transaction. The Board considered that the scope of services that Penserra would provide under the New Sub-Advisory Agreement and Interim Sub-Advisory Agreement was expected to be substantially similar to the scope of services provided under the Current Sub-Advisory Agreement. For each Fund, the Board concluded that the nature, extent and quality of services proposed to be provided by Penserra under the New Sub-Advisory Agreement and Interim Sub-Advisory Agreement are likely to benefit each Fund and its respective shareholders.

Performance.

Monarch AI – The Board noted that Monarch AI maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch AI outperformed its Morningstar category and peer group medians for the 1-year period ended April 30, 2026. The Board further observed that Monarch AI underperformed its Morningstar category and peer group medians for the 3-year, 5-year and since inception period ended April 30, 2026. The Board noted that Monarch AI ranked in the first quartile of its peer group and Morningstar category with respect to its net returns for the 1-year period ended April 30, 2026. The Board concluded that Monarch AI’s tracking error was acceptable.

Monarch BCE – The Board noted that Monarch BCE maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch BCE underperformed its Morningstar category and peer group medians for the 1-year, 3-year, 5-year and since inception periods ended April 30, 2026. The Board further observed that Monarch BCE ranked in the first quartile in its peer group and Morningstar category for all periods with respect to its standard deviation. The Board concluded that Monarch BCE’s tracking error was acceptable.

Monarch DP – The Board noted that Monarch DP maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch DP underperformed its Morningstar category and peer group medians for the 1-year and since inception periods ended April 30, 2026. The Board noted that Monarch DP ranked in the second quartile of its peer group and Morningstar category with respect to its standard deviation for the same periods. The Board concluded that Monarch DP’s tracking error was acceptable.

Monarch PC – The Board noted that Monarch PC maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch PC underperformed the Morningstar

The Monarch ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
August 31, 2026

category across the 1-year, 3-year, 5-year and since inception periods ended April 30, 2026. The Board further observed that Monarch PC underperformed the peer group median for the 1-year and 3- year period ended April 30, 2026, but it outperformed the peer group median for the 5-year and since inception periods ended April 30, 2026. The Board concluded that Monarch PC’s tracking error was acceptable.

Monarch SSE – The Board noted that Monarch SSE maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch SSE underperformed its peer group and Morningstar category medians for the 1-year and since inception periods ended April 30, 2026. The Board concluded that Monarch SSE’s tracking error was acceptable.

Monarch FDT – The Board noted that Monarch FDT maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch FDT outperformed its peer group and Morningstar category medians for the 1-year and since inception periods ended April 30, 2026. The Board further observed that Monarch FDT ranked in the second quartile of its peer group and first quartile of its Morningstar category in terms of its net returns. The Board concluded that Monarch FDT’s tracking error was acceptable.

Monarch FGU – The Board noted that Monarch FGU maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that Monarch FGU outperformed its Morningstar category and peer group medians for the 1-year and since inception period ended April 30, 2026. The Board further observed that Monarch FGU ranked in the first quartile of its peer group and Morningstar category with respect to net returns for the same periods. The Board concluded that Monarch FGU’s tracking error was acceptable.

Fees and Expenses. The Board remarked that the trading sub-advisory fee charged by Penserra for each of the Monarch ETFs incorporated a breakpoint schedule. The Board noted that the sub-advisory fee was on par with what Penserra charged to other clients. The Board noted Penserra’s representation that the sub-advisory fee charged with respect to each of the Monarch ETFs would be paid by Kingsview and not the Fund and would not change following the closing of the Transaction. The Board determined that Penserra’s sub-advisory fee with respect to each of the Monarch ETFs was not unreasonable.

Profitability. The Board observed the profitability analysis provided by Penserra for each of the Monarch ETFs. The Board noted that Penserra was operating each of Monarch AI, Monarch BCE, Monarch FGU, Monarch SSE, Monarch DP and Monarch FDT at a loss. The Board further noted that Penserra was earning a modest profit with respect to Monarch PC. The Board determined that excessive profitability was not an issue for Penserra with respect to each of the Monarch ETFs at this time.

Economies of Scale. The Board considered whether Penserra had realized economies of scale with respect to the sub-advisory services provided to the Monarch ETFs. The Board concluded that it was unlikely that Penserra was benefitting from any material economies of scale.

Conclusion. Having requested such information from Penserra as the Board believed to be reasonably necessary to evaluate the terms of the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement, and with the advice of independent counsel, the Board determined that approval of the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement between Kingsview and Penserra, on behalf of the Monarch ETFs, was in the best interests of the Monarch ETFs and their shareholders.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-541-291-4405, by visiting the Funds’ website at www.monarchfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.monarchfunds.com.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 11/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 11/4/2026

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer
Date: 11/4/2026